T. ROWE PRICE Overseas Stock Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.7%
Common Stocks 4.7%
ANZ Group Holdings  5,619,741 97,498
BHP Group  1,865,307 58,052
BHP Group (GBP)  4,872,592 151,791
Challenger  9,327,522 45,084
IGO  26,331,674 246,050
Macquarie Group  914,545 107,852
Rio Tinto  615,088 48,706
Scentre Group  58,759,681 111,191
South32  32,364,468 85,222
Worley  11,555,775 135,244
Total Australia (Cost
$851,721
)
1,086,690
AUSTRIA 0.3%
Common Stocks 0.3%
Erste Group Bank  1,616,897 61,112
Total Austria (Cost
$44,517
)
61,112
BELGIUM 0.4%
Common Stocks 0.4%
Umicore  3,238,340 95,904
Total Belgium (Cost
$102,252
)
95,904
BRAZIL 0.3%
Common Stocks 0.3%
XP, Class A (USD) (1) 2,383,507 64,378
Total Brazil (Cost
$74,655
)
64,378
CANADA 3.9%
Common Stocks 3.9%
Brookfield  2,917,800 101,851
Definity Financial  1,788,921 45,027
Element Fleet Management  12,192,743 196,670
Magna International (USD)  2,568,083 165,205
National Bank of Canada  2,703,585 211,752

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Sun Life Financial  3,565,105 187,630
Total Canada (Cost
$607,007
)
908,135
CHILE 0.6%
Common Stocks 0.6%
Antofagasta (GBP)  6,560,722 141,120
Total Chile (Cost
$79,491
)
141,120
CHINA 1.1%
Common Stocks 1.1%
Alibaba Group Holding, ADR (USD) (1) 474,938 48,520
Beijing Enterprises Holdings (HKD)  11,072,500 44,038
PICC Property & Casualty, Class H (HKD)  62,230,000 72,991
Ping An Insurance Group, Class H (HKD)  7,002,500 51,025
Tencent Holdings (HKD)  914,400 42,027
Total China (Cost
$216,335
)
258,601
DENMARK 1.2%
Common Stocks 1.2%
Genmab (1) 169,654 69,931
Novo Nordisk, Class B  1,349,070 217,541
Total Denmark (Cost
$280,129
)
287,472
FINLAND 1.2%
Common Stocks 1.2%
Sampo, Class A  3,687,532 162,497
Stora Enso, Class R  8,614,202 105,604
Total Finland (Cost
$243,037
)
268,101
FRANCE 10.8%
Common Stocks 10.8%
Air Liquide  1,035,724 186,217
AXA  10,425,168 320,457
BNP Paribas  2,166,502 142,876
Engie  15,707,045 257,679
EssilorLuxottica  703,635 141,554
Kering  212,676 122,111
L'Oreal  451,986 210,223

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Legrand  1,687,569 169,187
Safran  1,004,517 166,763
Sanofi  3,547,628 378,477
Teleperformance  506,987 73,533
TotalEnergies  5,273,304 320,388
Total France (Cost
$1,964,356
)
2,489,465
GERMANY 9.4%
Common Stocks 8.8%
BASF  2,101,119 112,643
Bayer  2,984,716 174,556
Covestro (1) 2,172,135 116,685
Evotec (1) 2,298,533 60,547
Fresenius  3,819,000 119,848
KION Group  1,861,031 77,983
Munich Re  884,636 333,018
SAP  1,760,241 240,117
Siemens  3,168,441 540,036
Siemens Healthineers  3,112,363 180,839
Zalando (1) 2,013,414 69,513
2,025,785
Preferred Stocks 0.6%
Dr. Ing. h.c. F. Porsche  1,143,907 139,880
139,880
Total Germany (Cost
$2,060,727
)
2,165,665
HONG KONG 0.7%
Common Stocks 0.7%
AIA Group  10,647,800 106,529
Samsonite International (1) 21,427,200 63,856
Total Hong Kong (Cost
$134,756
)
170,385
INDIA 0.5%
Common Stocks 0.5%
HDFC Bank  5,760,333 115,561
Total India (Cost
$116,006
)
115,561

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,552,293 89,876
Total Ireland (Cost
$93,763
)
89,876
ITALY 1.6%
Common Stocks 1.6%
Intesa Sanpaolo  21,843,538 63,164
Moncler  2,103,909 151,847
Prysmian  3,787,142 151,013
Total Italy (Cost
$222,397
)
366,024
JAPAN 19.4%
Common Stocks 19.4%
Asahi Kasei  10,915,600 74,387
Astellas Pharma  14,914,100 218,079
Central Japan Railway  605,800 77,199
CyberAgent  10,547,400 66,678
Denso  2,222,400 154,740
Electric Power Development  4,236,100 67,017
Hamamatsu Photonics  2,021,500 97,399
Honda Motor  1,725,600 55,015
Kirin Holdings  4,321,700 63,833
Mitsubishi  3,121,900 159,737
Mitsubishi Electric  13,935,900 201,111
Mitsubishi HC Capital  10,415,500 68,902
Mitsubishi UFJ Financial Group  22,251,100 179,172
Mitsui Fudosan  7,871,800 161,726
Murata Manufacturing  2,147,100 127,541
Nippon Telegraph & Telephone  285,227,500 327,076
NTT Data Group  11,724,300 163,099
Omron  1,283,300 68,883
Otsuka Holdings  2,679,700 98,525
Panasonic  11,256,000 138,937
Recruit Holdings  3,600,500 124,706
Renesas Electronics (1) 5,496,400 106,047
Seven & i Holdings  4,414,900 183,153
SMC  113,100 59,102
Sony Group  2,252,700 211,002
Stanley Electric  2,902,000 53,627

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Sumitomo  6,819,900 146,307
Sumitomo Mitsui Trust Holdings  1,992,967 77,530
Suzuki Motor  2,481,800 99,683
TechnoPro Holdings  4,117,400 106,600
THK  2,485,700 49,833
Tokio Marine Holdings  8,033,200 184,723
Tokyo Electron  1,027,400 154,199
Tosoh  1,007,400 13,167
Toyota Motor  15,119,800 254,221
Welcia Holdings  1,918,500 36,113
Z Holdings  21,048,100 58,682
Total Japan (Cost
$3,643,860
)
4,487,751
NETHERLANDS 5.0%
Common Stocks 5.0%
Adyen (1) 30,800 57,165
Akzo Nobel  1,525,730 130,523
ASML Holding  545,725 390,886
Heineken  1,737,393 170,059
ING Groep  18,953,568 276,659
Koninklijke Philips (1) 5,997,962 124,599
Total Netherlands (Cost
$878,677
)
1,149,891
NORWAY 2.8%
Common Stocks 2.8%
DNB Bank  12,145,766 250,294
Equinor  9,153,544 279,993
Storebrand  14,408,860 125,948
Total Norway (Cost
$487,187
)
656,235
SINGAPORE 1.9%
Common Stocks 1.9%
DBS Group Holdings  4,366,100 112,632
United Overseas Bank  7,966,100 180,699
Wilmar International  48,264,800 140,245
Total Singapore (Cost
$352,709
)
433,576
SOUTH KOREA 1.7%
Common Stocks 1.7%
KT  3,306,892 76,579

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
NAVER  361,981 64,493
Samsung Electronics  4,701,267 257,407
Total South Korea (Cost
$260,174
)
398,479
SPAIN 0.5%
Common Stocks 0.5%
Amadeus IT Group, Class A (2) 1,551,597 111,305
Total Spain (Cost
$80,461
)
111,305
SWEDEN 2.2%
Common Stocks 2.2%
Autoliv, SDR  1,235,798 123,273
Elekta, Class B (2) 10,161,184 82,318
Sandvik  3,172,207 64,436
Svenska Handelsbanken, Class A  14,972,902 131,461
Telefonaktiebolaget LM Ericsson, Class B  23,969,319 120,577
Total Sweden (Cost
$640,786
)
522,065
SWITZERLAND 9.2%
Common Stocks 9.2%
ABB  5,956,054 239,002
Alcon  1,160,517 98,750
Barry Callebaut  50,003 93,756
Julius Baer Group  1,901,096 134,650
Nestle  5,354,217 655,994
Novartis  3,314,270 346,995
Roche Holding  1,164,381 361,018
Zurich Insurance Group  433,223 209,463
Total Switzerland (Cost
$1,578,506
)
2,139,628
TAIWAN 1.9%
Common Stocks 1.9%
Largan Precision  519,000 35,999
Taiwan Semiconductor Manufacturing  22,644,089 408,898
Total Taiwan (Cost
$172,032
)
444,897

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 13.1%
Common Stocks 13.1%
Amcor, CDI (AUD)  4,174,000 42,907
Ashtead Group  2,264,596 167,544
AstraZeneca, ADR (USD)  4,390,100 314,770
Bridgepoint Group  18,198,464 44,151
Bunzl  2,538,558 94,099
Compass Group  8,042,490 209,247
Diageo  4,673,219 203,950
Dowlais Group (1) 23,573,468 37,298
Dr. Martens  12,637,532 24,721
Great Portland Estates  9,403,423 51,601
GSK, ADR (USD)  3,062,104 108,919
Johnson Matthey  3,955,975 91,491
Kingfisher  51,357,511 161,949
Lloyds Banking Group  185,292,018 107,052
Melrose Industries  22,795,708 155,138
National Grid  11,265,639 149,324
Next  1,343,425 121,501
Persimmon  4,294,752 63,850
Shell, ADR (USD) (2) 2,704,537 166,681
Standard Chartered  8,869,566 85,197
Unilever  7,074,163 380,115
Vodafone Group, ADR (USD)  9,380,304 90,239
WPP  14,471,219 158,008
Total United Kingdom (Cost
$3,154,458
)
3,029,752
UNITED STATES 2.3%
Common Stocks 2.3%
Broadcom  311,692 280,102
NXP Semiconductors  1,131,023 252,195
Total United States (Cost
$128,838
)
532,297
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.32% (3)(4) 553,864,016 553,864
Total Short-Term Investments (Cost $553,864) 553,864

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.32% (3)(4) 111,965,984 111,966
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 111,966
Total Securities Lending Collateral (Cost $111,966) 111,966
Total Investments in Securities 100.0%
(Cost $19,134,667) $ 23,140,195
Other Assets Less Liabilities (0.0)% (6,431)
Net Assets 100.0% $ 23,133,764
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 15,955++
Totals $ —# $ — $ 15,955+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 627,586  ¤  ¤ $ 665,830
Total $ 665,830^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $15,955 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $665,830.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Overseas Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Overseas Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Overseas Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,491,009 $ 20,843,476 $ — $ 22,334,485
Preferred Stocks — 139,880 — 139,880
Short-Term Investments 553,864 — — 553,864
Securities Lending Collateral 111,966 — — 111,966
Total $ 2,156,839 $ 20,983,356 $ — $ 23,140,195

T. ROWE PRICE Overseas Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F165-054Q3 07/23